UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period July 1, 2012 to September 30, 2012

SUNTRUST MORTGAGE, INC. [1,2,3]
(Exact name of sponsor as specified in its charter)

Date of Report (Date of earliest event reported):	November 9, 2012

Commission File Number of securitizer:	025-00938

Central Index Key Number of securitizer:	0001545494

Marc Follmer, (804) 319-4867
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

1 SunTrust Mortgage, Inc., (“STM”) is filing this Form ABS -15G in its capacity as sponsor of the following transactions, which are covered by this report (the “Specified Transactions”):

•	SunTrust Alternative Loan Trust 2006-1F;

•	STARM Mortgage Loan Trust 2007 - 4;

•	STARM Mortgage Loan Trust 2007 - S1;

•	MASTR Asset Securitization Trust 2007 - 2.

This report only contains information with respect to the assets sold by STM into the Specified Transactions.

2 STM is an issuer of Ginnie Mae MBS and there is no activity to report during the respective period.

3 STM has attempted to gather the information required by this Form ABS-15G and Rule 15Ga-1 by, among other things, (i) identifying asset-backed securities transactions that fall within the scope of Rule 15Ga-1 for which STM is a securitizer (“Covered Transactions”), (ii) gathering information in STM's records regarding demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets that is required to be reported on Form ABS 15G (“Reportable Information”), and (iii) requesting all Reportable Information from trustees that is within their respective possession and which has not been previously provided to us. STM has not undertaken to independently verify the information provided by any trustee, nor has the information in this Form ABS-15G been verified by any third party.

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand[1]			Assets That Were Repurchased or Replaced[2]			Assets Pending Repurchase or Replacement (within cure period)[3]			Demand in Dispute			Demand Withdrawn			Demand Rejected[4]
			(#)	($)[5]	(%)	(#)	($)[6]	(%)	(#)	($)[6]	(%)	(#)	($)[6]	(%)	(#)	($)[6]	(%)	(#)	($)[6]	(%)	(#)	($)[6]	(%)
SunTrust Alternative Loan Trust, Series 2006-1F (CIK # 0001358375)	X	SunTrust Mortgage, Inc.	2,413	500,013,663	100%	1	223,988	0.27%	—	—	—%	—	—	—%	—	—	—%	—	—	—%	1	223,988	0.27%

1 Reflects assets subject to demands to repurchase or replace that were received during the reporting period covered by this Form ABS-15G. If an asset changed status during the reporting period covered by this Form ABS-15G, information regarding the asset will appear in this column and the other applicable column in this Form ABS-15G.

2 Reflects assets that were repurchased or replaced during the reporting period covered by this Form ABS-15G. The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

3 Reflects assets for which the securitizer has agreed to repurchase or replace the asset but repurchase proceeds and/or replacement assets were not yet received by the trustee or master servicer as applicable, as of the end of the reporting period covered by this Form ABS-15G.

4 Reflects assets for which the securitizer has responded by refuting the allegations supporting such demand and rejecting the demand and the party demanding repurchase has not responded as of the end of the reporting period covered by this Form ABS-15G.

5 Reflects the outstanding principal balance of all pool assets at the time of securitization. The outstanding principal balance of all pool assets at the end of the reporting period was $81,087,546.

6 An outstanding principal balance shown in this column is calculated (a) for any asset that has not been liquidated, as the remaining outstanding principal balance of the asset at the earlier of the date on which it was repurchased or replaced, if applicable, and the end of the reporting period covered by this Form ABS-15G, or (b) for any liquidated asset, as the remaining outstanding principal balance of the asset at liquidation following application of all borrower payments, but not including any insurance payments or liquidation proceeds applied to principal. The same principal balance is used in calculating the numerator in the corresponding "%" column. However, the denominator used to calculate the corresponding "%" column is derived from the outstanding principal balances reported to the trustee or other calculation agent for the trust reporting period with the same ending date as the end of the reporting period covered by this Form ABS-15G, which amounts reflect any insurance payments or liquidation proceeds received on liquidated assets and applied to principal.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

SUNTRUST MORTGAGE, INC.
(Securitizer)

Date: November 9, 2012	By: /s/ Paul A. Thomas
Name: Paul A. Thomas
Title: Executive Vice President, Capital Markets